Quarterly Report
February 28, 2022
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-Q3

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 2.4%
CACI International, Inc., “A” (a)	12,139	$3,396,371
Huntington Ingalls Industries, Inc.	18,448	3,770,771
Parsons Corp. (a)	78,953	2,736,511
		$9,903,653
Airlines – 0.4%
Southwest Airlines Co. (a)	36,985	$1,619,943
Apparel Manufacturers – 0.2%
PVH Corp.	8,883	$869,557
Automotive – 0.3%
LKQ Corp.	28,508	$1,338,451
Biotechnology – 1.1%
Exelixis, Inc. (a)	53,957	$1,107,737
Incyte Corp. (a)	49,896	3,407,897
		$4,515,634
Broadcasting – 0.2%
Fox Corp.	16,824	$703,748
Brokerage & Asset Managers – 1.8%
Evercore Partners, Inc.	21,554	$2,737,574
Invesco Ltd.	58,693	1,246,639
KKR & Co., Inc.	53,383	3,209,386
		$7,193,599
Business Services – 2.3%
Amdocs Ltd.	27,615	$2,173,300
Dropbox, Inc. (a)	222,120	5,039,903
Equifax, Inc.	3,688	805,238
Verisk Analytics, Inc., “A”	7,709	1,367,114
		$9,385,555
Cable TV – 0.1%
Cable One, Inc.	265	$379,705
Chemicals – 1.3%
Eastman Chemical Co.	46,561	$5,516,082
Computer Software – 4.4%
ACI Worldwide, Inc. (a)	16,838	$564,410
Atlassian Corp. PLC, “A” (a)	7,848	2,399,290
Cadence Design Systems, Inc. (a)	41,855	6,338,103
CrowdStrike Holdings, Inc. (a)	29,330	5,725,509
DocuSign, Inc. (a)	20,397	2,415,617
Paylocity Holding Corp. (a)	1,844	391,739
		$17,834,668
Computer Software - Systems – 4.8%
Box, Inc., “A” (a)	15,974	$409,094
EPAM Systems, Inc. (a)	6,465	1,343,104
HP, Inc.	164,807	5,662,769
Juniper Networks, Inc.	13,203	446,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
SS&C Technologies Holdings, Inc.	75,744	$5,678,528
Verint Systems, Inc. (a)	24,252	1,218,178
Western Digital Corp. (a)	14,925	760,279
Zebra Technologies Corp., “A” (a)	9,950	4,112,733
		$19,630,814
Construction – 1.6%
Eagle Materials, Inc.	8,041	$1,100,250
Masco Corp.	3,150	176,526
Otis Worldwide Corp.	67,525	5,289,233
		$6,566,009
Consumer Services – 0.9%
Grand Canyon Education, Inc. (a)	7,324	$635,943
Robert Half International, Inc.	26,836	3,228,102
		$3,864,045
Containers – 2.5%
Graphic Packaging Holding Co.	299,460	$6,162,887
Owens Corning	43,755	4,077,528
		$10,240,415
Electrical Equipment – 2.0%
AMETEK, Inc.	16,083	$2,087,413
Johnson Controls International PLC	73,692	4,787,032
nVent Electric PLC	33,499	1,136,621
		$8,011,066
Electronics – 2.3%
Advanced Energy Industries, Inc.	2,188	$187,840
Amkor Technology, Inc.	35,912	814,125
Cirrus Logic, Inc. (a)	30,513	2,650,664
Lam Research Corp.	6,189	3,474,195
Silicon Laboratories, Inc. (a)	14,228	2,186,986
		$9,313,810
Energy - Independent – 1.5%
Valero Energy Corp.	71,393	$5,962,030
Engineering - Construction – 0.6%
Comfort Systems USA, Inc.	28,397	$2,441,574
Entertainment – 0.1%
Spotify Technology S.A. (a)	2,899	$452,795
Food & Beverages – 3.7%
Archer Daniels Midland Co.	102,903	$8,072,740
J.M. Smucker Co.	29,586	3,986,714
Tyson Foods, Inc., “A”	33,286	3,084,281
		$15,143,735
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	76,909	$2,241,897
Forest & Paper Products – 1.9%
Rayonier, Inc., REIT	57,616	$2,287,355
Weyerhaeuser Co., REIT	144,795	5,629,630
		$7,916,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 3.6%
International Game Technology PLC	175,803	$5,383,088
Marriott International, Inc., “A” (a)	28,237	4,804,243
Penn National Gaming, Inc. (a)	10,505	539,432
Red Rock Resorts, Inc.	79,694	4,007,014
		$14,733,777
General Merchandise – 0.1%
Dillards, Inc., “A”	1,992	$499,414
Insurance – 6.3%
Ameriprise Financial, Inc.	11,978	$3,590,885
CNO Financial Group, Inc.	64,292	1,553,938
Equitable Holdings, Inc.	182,035	5,945,263
Everest Re Group Ltd.	21,056	6,279,320
Fidelity National Financial, Inc.	23,241	1,107,201
Hartford Financial Services Group, Inc.	37,524	2,607,168
Lincoln National Corp.	20,932	1,411,235
Prudential Financial, Inc.	2,495	278,592
Reinsurance Group of America, Inc.	26,854	2,977,034
		$25,750,636
Internet – 2.4%
Gartner, Inc. (a)	20,566	$5,767,118
GoDaddy, Inc. (a)	40,222	3,354,917
Match Group, Inc. (a)	6,346	707,515
		$9,829,550
Leisure & Toys – 3.4%
Brunswick Corp.	63,898	$6,103,537
Electronic Arts, Inc.	37,364	4,860,683
Polaris, Inc.	25,058	3,044,797
		$14,009,017
Machinery & Tools – 3.7%
AGCO Corp.	14,427	$1,733,548
Cummins, Inc.	3,387	691,355
Ingersoll Rand, Inc.	26,258	1,326,554
Kennametal, Inc.	58,685	1,860,901
Oshkosh Corp.	2,829	314,132
Regal Rexnord Corp.	41,837	6,708,563
Roper Technologies, Inc.	4,908	2,199,864
Terex Corp.	11,806	487,352
		$15,322,269
Medical & Health Technology & Services – 3.8%
Charles River Laboratories International, Inc. (a)	13,709	$3,991,512
IDEXX Laboratories, Inc. (a)	490	260,852
McKesson Corp.	33,848	9,306,846
Quest Diagnostics, Inc.	3,277	430,172
Syneos Health, Inc. (a)	21,780	1,724,976
		$15,714,358
Medical Equipment – 4.6%
Align Technology, Inc. (a)	9,074	$4,640,988
Hologic, Inc. (a)	80,901	5,757,724
Maravai Lifesciences Holdings, Inc., “A” (a)	52,316	2,043,986
PerkinElmer, Inc.	2,283	410,050
Quidel Corp. (a)	29,237	3,092,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
West Pharmaceutical Services, Inc.	7,902	$3,058,706
		$19,004,436
Metals & Mining – 0.8%
Reliance Steel & Aluminum Co.	10,078	$1,923,588
United States Steel Corp.	46,707	1,270,897
		$3,194,485
Natural Gas - Distribution – 1.1%
UGI Corp.	118,351	$4,549,413
Natural Gas - Pipeline – 3.5%
Cheniere Energy, Inc.	42,091	$5,593,894
Equitrans Midstream Corp.	296,615	1,901,302
Targa Resources Corp.	103,994	6,798,088
		$14,293,284
Network & Telecom – 0.8%
Fortinet, Inc. (a)	5,615	$1,934,480
Motorola Solutions, Inc.	5,436	1,198,257
		$3,132,737
Oil Services – 0.9%
NOV, Inc.	206,596	$3,543,121
Other Banks & Diversified Financials – 5.1%
Bank OZK	19,589	$921,075
East West Bancorp, Inc.	22,102	1,935,251
SLM Corp.	297,953	5,869,674
Synchrony Financial	89,535	3,830,307
Umpqua Holdings Corp.	108,528	2,317,073
Zions Bancorp NA	83,758	5,937,605
		$20,810,985
Pharmaceuticals – 0.1%
United Therapeutics Corp. (a)	1,558	$258,940
Pollution Control – 0.9%
Republic Services, Inc.	31,816	$3,826,829
Real Estate – 6.5%
EPR Properties, REIT	66,818	$3,327,536
Extra Space Storage, Inc., REIT	35,406	6,661,639
Life Storage, Inc., REIT	41,604	5,266,650
National Storage Affiliates Trust, REIT	67,633	3,940,975
Phillips Edison & Co., REIT	64,391	2,081,117
Simon Property Group, Inc., REIT	6,442	886,162
Spirit Realty Capital, Inc., REIT	71,723	3,325,795
STORE Capital Corp., REIT	38,191	1,173,228
		$26,663,102
Restaurants – 1.3%
Texas Roadhouse, Inc.	56,117	$5,326,064
Yum China Holdings, Inc.	3,328	173,123
		$5,499,187

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 2.0%
Corteva, Inc.	112,910	$5,874,707
Univar Solutions, Inc. (a)	70,749	2,172,702
		$8,047,409
Specialty Stores – 3.9%
AutoZone, Inc. (a)	4,201	$7,828,101
Burlington Stores, Inc. (a)	11,314	2,555,720
Lululemon Athletica, Inc. (a)	11,347	3,630,359
Ulta Beauty, Inc. (a)	5,128	1,920,436
		$15,934,616
Telephone Services – 1.7%
Altice USA, Inc., “A” (a)	189,188	$2,187,013
Lumen Technologies, Inc.	446,043	4,621,006
		$6,808,019
Trucking – 1.5%
Knight-Swift Transportation Holdings, Inc.	29,464	$1,605,199
Old Dominion Freight Line, Inc.	7,989	2,508,785
Ryder System, Inc.	25,383	2,001,196
		$6,115,180
Utilities - Electric Power – 3.9%
PG&E Corp. (a)	347,551	$3,951,655
Portland General Electric Co.	80,917	4,108,156
Vistra Corp.	206,623	4,715,137
Xcel Energy, Inc.	50,050	3,369,866
		$16,144,814
Total Common Stocks		$404,731,348
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.06% (v)	3,162,254	$3,162,254

Other Assets, Less Liabilities – 0.4%		1,751,224
Net Assets – 100.0%		$409,644,826
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,162,254 and $404,731,348, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$404,731,348	$—	$—	$404,731,348
Mutual Funds	3,162,254	—	—	3,162,254
Total	$407,893,602	$—	$—	$407,893,602
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,543,227	$81,621,739	$81,002,712	$—	$—	$3,162,254

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$998	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.